Income Tax (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Schedule of (benefit from) provision for income tax

The (benefit from) provision for income taxes is as follows:

	Year Ended December 31,
	2019	2018	2017
(in thousands)
Current tax expense
Federal	$45,874	$21,399	$52,748
State	11,311	11,742	9,656
Foreign	12,231	12,140	5,888

Total current tax expense	69,416	45,281	68,292

Deferred tax (benefit) expense
Federal	(53,314)	(164,208)	(421,919)
State	(11,055)	(48,653)	(9,800)
Foreign	(3,694)	(754)	4,621

Total deferred tax benefit	(68,063)	(213,615)	(427,098)

Total provision for (benefit from) income taxes	$1,353	$(168,334)	$(358,806)

Schedule of net deferred tax assets

Net deferred tax liabilities consist of the following:

	December 31,
(in thousands)	2019	2018
Deferred tax assets
Accrued liabilities	$70,420	$65,024
Interest expense	49,586	21,805
Transaction expenses	5,325	4,585
Net operating losses	7,671	7,015
Deferred rent	6,354	2,863
Acquired intangibles, including goodwill	2,292	2,309
Insurance reserves	2,403	1,356
Depreciation	93	650
Other	2,305	4,875

Total deferred tax assets	146,449	110,482

Deferred tax liabilities
Acquired intangibles including goodwill	636,245	661,991
Restructuring expenses	6,857	8,561
Unrealized transactions	990	3,218
Other	2,922	3,055

Total deferred tax liabilities	647,014	676,825

Less: deferred income tax asset valuation allowances	(5,570)	(5,026)

Net deferred tax liabilities	$506,135	$571,369

	December 31,
(in thousands)	2019	2018
Reported as:
Noncurrent deferred tax asset	$227	$59
Noncurrent deferred tax liability	506,362	571,428

Net deferred tax liabilities	$506,135	$571,369

Schedule of effective tax rate

A reconciliation of the provision for taxes based on the federal statutory income tax rate attributable to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2019	2018	2017
Statutory U.S. rate	21.0%	21.0%	35.0%
State tax, net of federal tax benefit	(1.1)%	2.2%	(0.3)%
Foreign tax, net of federal tax benefit	(13.9)%	(0.4)%	12.8%
Goodwill impairment	—	(10.4)%	—
Global Intangible Low Taxed Income	(8.3)%	(0.2)%	—
Toll charge	—	—	29.9%
Transaction expenses	(5.4)%	(0.1)%	10.8%
Equity-based compensation	(1.5)%	0.2%	6.7%
Meals and entertainment	(11.1)%	(0.2)%	6.4%
Canada dividend withholding tax	(0.7)%	—	5.9%
Contingent consideration fair value adjustment	7.1%	0.7%	5.3%
Non-deductible expenses	(4.6)%	—	4.9%
Employee parking	(0.9)%	—	—
Return to provision on permanent differences	8.2%	0.1%	0.2%
Work opportunity tax credit	3.3%	—	(1.3)%
Research and development credit	4.0%	—	(0.6)%
Foreign rate differential	(3.5)%	—	(5.3)%
Federal rate change	—	(0.1)%	(1,337.7)%

Effective tax rate	(7.4)%	12.8%	(1,227.3)%

Schedule of geographic components of (loss) income before income taxes

The geographic components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2019	2018	2017
(in thousands)
U.S. sources	$(32,893)	$(1,347,770)	$13,605
Non-U.S. sources	14,490	28,213	15,631

(Loss) income before income taxes	$(18,403)	$(1,319,557)	$29,236

Predecessor Company
Schedule of (benefit from) provision for income tax

The Company’s provision for income tax consists of the following:

For the Period From May 2, 2019 (inception) through December 31, 2019

Current:
Federal	$730,672
State	—
Deferred:
Federal	58,712
State	—
Change in valuation allowance	(58,712)

Income tax expense	$730,672

Schedule of net deferred tax assets

The Company’s net deferred tax assets are as follows:

December 31, 2019
Deferred tax asset:
Startup / organizational costs	58,712

Total deferred tax assets	58,712
Valuation allowance	(58,712)

Deferred tax asset, net of allowance	$—

Schedule of effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the period from May 2, 2019 (inception) through December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	1.8%

Effective income tax rate	22.8%